Senior Secured Convertible Note - Schedule of senior secured convertible note conversions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jul. 31, 2021 CAD ($) shares	Jul. 31, 2021 USD ($) shares	Jul. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Shares Issued | shares	0	0
Redemption amount	$ 458,710	$ 368,087
Initial issuance
Disclosure of detailed information about borrowings [line items]
Redemption amount | $			$ 478,091
Early Conversion
Disclosure of detailed information about borrowings [line items]
Shares Issued | shares	53,495	53,495
Redemption amount | $			(497)
Optional Redemptions
Disclosure of detailed information about borrowings [line items]
Shares Issued | shares	4,548,746	4,548,746
Redemption amount | $			(33,525)
Foreign exchange loss
Disclosure of detailed information about borrowings [line items]
Shares Issued | shares	0	0
Redemption amount | $			$ 14,641